Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consisted of:

(in thousands)	2012	2011	2010
Pretax income in The Netherlands	$27,222	$30,232	$55,431
Pretax income from foreign operations	117,931	65,980	117,690
	$145,153	$96,212	$173,121

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands)	2012	2011	2010
Current—The Netherlands	$3,271	$6,752	$12,265
—Foreign	35,112	26,372	36,487
	38,383	33,124	48,752
Deferred—The Netherlands	—	—	—
—Foreign	(22,767)	(31,861)	(19,942)
	(22,767)	(31,861)	(19,942)
Total provision for income taxes	$15,616	$1,263	$28,810

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and the effective tax rate for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$36,288	25.0%	$24,053	25.0%	$44,146	25.5%
Earnings of subsidiaries taxed at different rates	5,180	3.6	3,204	3.3	7,710	4.5
Tax impact from permanent items	4,854	3.4	5,989	6.2	3,295	1.9
Tax impact from tax exempt income	(36,969)	(25.5)	(23,382)	(24.3)	(10,283)	(6.0)
Tax contingencies, net	2,729	1.9	(1,675)	(1.7)	(1,269)	(0.7)
Taxes due to changes in tax rates	(1,086)	(0.8)	(3,521)	(3.7)	(1,400)	(0.8)
Taxes due to changes in tax laws	2,697	1.9	—	—	—	—
Restructuring	—	—	—	—	(12,903)	(7.5)
Prior year taxes	2,805	1.9	(2,632)	(2.7)	476	0.3
Other items, net	(882)	(0.6)	(773)	(0.8)	(962)	(0.6)
Total provision for income taxes	$15,616	10.8%	$1,263	1.3%	$28,810	16.6%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935
Additions based on tax positions related to the current year	819
Additions for tax positions of prior years	3,608
Reductions due to lapse of statute of limitations	(691)
Increase from currency translation	104
Balance at December 31, 2012	$10,775

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$17,664	$—	$10,389	$—
Accrued and other liabilities	21,412	(552)	25,981	(65)
Inventories	2,991	(1,410)	3,106	(1,578)
Allowance for bad debts	687	(600)	726	(471)
Currency revaluation	266	(746)	—	(546)
Depreciation and amortization	606	(10,027)	124	(19,854)
Capital lease	2,149	—	2,392	—
Tax credits	611	—	6,848	—
Unremitted profits and earnings	—	(1,215)	—	(1,175)
Intangibles	5,270	(220,880)	2,523	(218,027)
Equity awards	10,082	—	7,289	—
Other	10,460	(1,314)	6,553	(1,432)
Valuation allowance	(442)	—	(4,260)	—
	$71,756	$(236,744)	$61,671	$(243,148)
Net deferred tax liabilities		$(164,988)		$(181,477)